Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease Liabilities [Abstract]
Schedule of Operating Lease Liabilities

Operating lease liabilities consists of the following:

	Discount rate %	December 31, 2025	Discount rate %	December 31, 2024

Short-term lease liabilities	21-55	620,095	21-55	484,043
Long-term lease liabilities	21-55	135,715	21-55	87,713
Total		755,810		571,756

Schedule of Maturity of the Operating Lease Liabilities

As at December 31, 2025 and 2024 maturity of the operating lease liabilities are as follows:

	Dec 31, 2025	Dec 31, 2024
2025	-	577,569
2026	738,027	142,653
2027	226,603	-
Total lease payments	964,630	720,222
Less: imputed interest	(208,820)	(148,466)
Total	755,810	571,756

Schedule of Supplemental Information Operating Lease Liabilities

The following table presents supplemental information used to calculate the present value of operating lease liabilities:

	Dec 31, 2025	Dec 31, 2024

Weighted average remaining lease term (in years)	1.35	1.36
Weighted average discount rate %	48%	40%

Supplemental cash flow information related to operating leases included in cash flow from operating activities was as follows:

	January 1 - Dec 31, 2025	January 1 - Dec 31, 2024

Cash paid for operating leases	(858,393)	(985,506)
Total	(858,393)	(985,506)